H3 Statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2021
Statement of cash flows [abstract]
Summary of Adjustments to Reconcile Net Income to Cash

Adjustments to reconcile net income to cash
	2021	2020	2019
Property, plant and equipment
Depreciations	3,674	3,602	3,587
Impairment losses	198	512	360
Total	3,872	4,114	3,947
Right-of-use assets
Depreciations	2,277	2,387	2,474
Impairment losses	—	47	75
Total	2,277	2,434	2,549
Intangible assets
Amortizations
Capitalized development expenses	1,343	906	1,519
Intellectual Property Rights, brands and other intangible assets	1,164	1,083	1,019
Total amortizations	2,507	1,989	2,538
Impairments
Capitalized development expenses	—	—	36
Intellectual Property Rights, brands and other intangible assets	201	137	19
Goodwill	112	—	—
Total impairments	313	137	55
Total	2,820	2,126	2,593
Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	8,969	8,674	9,089
Taxes	6,576	10,436	6,870
Dividends from joint ventures/associated companies 1)	90	43	66
Undistributed earnings in joint ventures/ associated companies 1)	270	331	340
Gains/losses on investments and sale of operations, intangible assets and PP&E, net 2)	(971)	77	(812)
Other non-cash items 3)	2,209	370	2,279
Total adjustments to reconcile net income to cash	17,143	19,931	17,832

1)	See note E3 “Associated companies.”
2)	Includes revaluation gains and losses on investments, see note B4 “Other operating income and expense s .”
3)	Relates mainly to unrealized foreign exchange, gains/losses on financial instruments.

Summary of Acquisitions/Divestments of Subsidiaries and Other Operations

Acquisitions/divestments of subsidiaries and other operations
	Acquisitions	Divestments
2021
Cash flow from business combinations 1)	(256)	273
Acquisitions/divestments of other investments	(133)	175
Total	(389)	448
2020
Cash flow from business combinations 1)	(9,534)	4
Acquisitions/divestments of other investments	(123)	55
Total	(9,657)	59
2019
Cash flow from business combinations 1)	(1,815)	360
Acquisitions/divestments of other investments	62	(112)
Total	(1,753)	248

1)	See also note E2 “Business combinations.”